Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 - Earnings Per Share

The calculation of basic earnings per share as at December 31, 2024, 2023 and 2022 was based on the profit attributable to the Company’s shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2024	2023	2022
	€ in thousands (other than share and per share data)
Net profit (loss) attributed to owners of the Company	(6,524)	2,219	(357)

Net profit (loss) attributed to owners of the Company from continuing operations	(6,661)	4,006	(1,068)

Net profit (loss) attributed to owners of the Company from discontinued operation. See Note 23.	137	(1,787)	711

Weighted average ordinary shares outstanding(1)	12,852,585	12,852,585	12,850,118

Dilutive effect:
Stock options and warrants	-	3,462	-

Diluted weighted average ordinary shares outstanding	12,852,585 (2)	12,856,047 (2)	12,850,118 (2)

Basic net earning (loss) per share	(0.51)	0.17	(0.03)

Diluted net earning (loss) per share	(0.51)	0.17	(0.03)

Basic profit (loss) per share from continuing operations	(0.52)	0.31	(0.08)

Diluted profit (loss) per share from continuing operations	(0.52)	0.31	(0.08)

Basic profit (loss) per share from discontinued operation	0.01	(0.14)	0.05

Diluted profit (loss) per share from discontinued operation	0.01	(0.14)	0.05

(1)	Net of treasury shares.
(2)	In 2024, 2023 and 2022 share options and warrants did not have a dilutive effect.

As of December 31, 2024, 1,844 thousand options and warrants (in 2023 and 2022: 794 thousand and 794 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period that the options were outstanding.